COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 30, 2015	May 28, 2014	Nov. 30, 2012
Sweet Im Ltd [Member]
Business Acquisition [Line Items]
Percentage of shares acquired				100.00%
Maximum subsequent consideration due for acquisition				$ 7,500
Estimated contingent payment			$ 2,500
Liability to be maintained	$ 1,667
Undertone [Member]
Business Acquisition [Line Items]
Percentage of shares acquired		100.00%